Goldman Sachs Access Emerging Markets USD Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goldman Sachs Access Emerging Markets USD Bond ETF | Goldman Sachs Access Emerging Markets USD Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	3.36%	8.42%